RS - Summary of cash-settled 2022 Performance Share Unit Program (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Jun. 01, 2022	Oct. 01, 2021
2022 June Performance Share Unit Program [Member]
Performance Share Unit Programs [Line Items]
Expense from cash-settled share-based payment transactions	€ 2,946,000
2022 June Performance Share Unit Program [Member] | Management board [member]
Performance Share Unit Programs [Line Items]
Performance Share Units granted		242,104
2022 June Performance Share Unit Program [Member] | Executive Committee [Member]
Performance Share Unit Programs [Line Items]
Performance Share Units granted		84,208
2022 June Performance Share Unit Program [Member] | Current and Former Employees
Performance Share Unit Programs [Line Items]
Performance Share Units granted		370,310
2022 October Performance Share Unit Program [Member] | Management board [member]
Performance Share Unit Programs [Line Items]
Performance Share Units granted			40,414
2022 October Performance Share Unit Program [Member] | Executive Committee [Member]
Performance Share Unit Programs [Line Items]
Performance Share Units granted			16,666
2022 October Performance Share Unit Program [Member] | Current and Former Employees
Performance Share Unit Programs [Line Items]
Performance Share Units granted			23,748